EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 29, 2019
Earnings per share [abstract]
Earnings per share
Reconciliation between basic and diluted earnings per share is as follows:

	2019	2018

Net earnings - basic and diluted	$259,809	$350,774

Basic earnings per share:
Basic weighted average number of common shares outstanding	204,161	211,435
Basic earnings per share	$1.27	$1.66

Diluted earnings per share:
Basic weighted average number of common shares outstanding	204,161	211,435
Plus dilutive impact of stock options, Treasury RSUs and common
shares held in trust	448	273
Diluted weighted average number of common shares outstanding	204,609	211,708
Diluted earnings per share	$1.27	$1.66